Employee Benefits - Summary of Expense Recognized in Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Current service cost	$ 58,537	$ 116,506
Net interest cost	(245)	158
Plan administration expenses	1,667	1,794
Net settlement	57	82
Pension expense	60,016	118,540
Actual return on plan assets	20,025	(23,379)
TFI International pension plans [Member]
Disclosure of defined benefit plans [line items]
Current service cost	382	539
Net interest cost	537	382
Plan administration expenses	44	59
Net settlement	28	0
Pension expense	991	980
Actual return on plan assets	85	(1,718)
TForce Freight pension plans [Member]
Disclosure of defined benefit plans [line items]
Current service cost	58,155	115,967
Net interest cost	(782)	(224)
Plan administration expenses	1,623	1,735
Net settlement	29	82
Pension expense	59,025	117,560
Actual return on plan assets	$ 19,940	$ (21,661)